Subsequent events	6 Months Ended
Jun. 30, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events	Subsequent events
The following subsequent event occurred after June 30, 2023:
Reimbursement received in relation to malfunctioning chargers
During the year ended December 31, 2022, the Group purchased a number of chargers that malfunctioned and the Group has disposed of these chargers. In July 2023, a settlement has been reached with a supplier for damages caused. As a result, the Group will receive a reimbursement of €1,400 thousand during the second half of 2023.